               AIM OPPORTUNITIES I FUND - CLASS A, B AND C SHARES

     Supplement dated July 1, 2005 to the Prospectus dated February 28, 2005


The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

     SHAREHOLDER FEES

     (fees paid directly from
     your investment)                                                 CLASS A       CLASS B       CLASS C
     ------------------------                                         --------      --------      --------

     Maximum Sales Charge (Load)
     Imposed on Purchases
     (as a percentage of offering price)                                  5.50%         None          None

     Maximum Deferred Sales Charge
     (Load) (as a percentage of original
     purchase price or redemption
     proceeds, whichever is less)                                     None(1,2)         5.00%         1.00%

     ANNUAL FUND OPERATING EXPENSES(3)

     (expenses that are deducted
     from fund assets)                                                CLASS A       CLASS B       CLASS C
     ---------------------------                                      --------      --------      --------

     Management Fees(4)                                                   0.36%         0.36%         0.36%
     Distribution and/or Service (12b-1) Fees(5)                          0.25          1.00          1.00
     Other Expenses                                                       0.24          0.24          0.24
     Dividend Expenses Attributable to Securities Sold Short              0.03          0.03          0.03
     Interest                                                             0.04          0.04          0.04
     Total Other Expenses                                                 0.31          0.31          0.31
     Total Annual Fund Operating Expenses(6)                              0.92          1.67          1.67

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.

(2) If you are a retirement plan participant and you buy $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(3) There is no guarantee that actual expenses will be the same as those shown in the table.

(4) The fund's base management fee is 1.00%. This fee is subject to a maximum 0.75% performance adjustment upward or downward. As a result, the fund could pay a management fee that ranges from 0.25% to 1.75% of average daily net assets based on its performance.

(5) The Board of Trustees has approved a permanent reduction of the Rule 12b-1 fees applicable to Class A shares to 0.25% effective July 1, 2005. Distribution and/or Service (12b-1) Fees reflect this agreement.

(6) At the request of the Board of Trustees, AMVESCAP (as defined herein) has agreed to reimburse the fund for expenses related to market timing matters. Total Annual Fund Operating Expenses restated for the item in Note 5 and net of this arrangement were 0.91%, 1.66% and 1.66% for Class A, Class B and Class C shares, respectively, for the year ended October 31, 2004.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

     As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

     The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                     1 YEAR      3 YEARS      5 YEARS      10 YEARS
                    --------     --------     --------     --------

     Class A        $    639     $    827     $  1,031     $  1,619
     Class B             670          826        1,107        1,777
     Class C             270          526          907        1,976

You would pay the following expenses if you did not redeem your shares:

                     1 YEAR      3 YEARS      5 YEARS      10 YEARS
                    --------     --------     --------     --------

     Class A        $    639     $    827     $  1,031     $  1,619
     Class B             170          526          907        1,777
     Class C             170          526          907        1,976

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in each class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for a fund, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

AIM
OPPORTUNITIES I
FUND
CLASS A--ANNUAL
EXPENSE RATIO
0.92%                    YEAR 1        YEAR 2        YEAR 3        YEAR 4        YEAR 5        YEAR 6        YEAR 7        YEAR 8
---------------        ----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------

Cumulative
  Return Before
  Expenses                   5.00%        10.25%        15.76%        21.55%        27.63%        34.01%        40.71%        47.75%
Cumulative
  Return After
  Expenses                   4.08%         8.33%        12.75%        17.35%        22.13%        27.12%        32.30%        37.70%
End of Year
  Balance              $10,408.00    $10,832.65    $11,274.62    $11,734.62    $12,213.40    $12,711.70    $13,230.34    $13,770.14
Estimated Annual
  Expenses             $    93.88    $    97.71    $   101.69    $   105.84    $   110.16    $   114.66    $   119.33    $   124.20

AIM
OPPORTUNITIES I
FUND
CLASS A--ANNUAL
EXPENSE RATIO
0.92%                    YEAR 9       YEAR 10
---------------        ----------    ----------

Cumulative
  Return Before
  Expenses                  55.13%        62.89%
Cumulative
  Return After
  Expenses                  43.32%        49.17%
End of Year
  Balance              $14,331.96    $14,916.70
Estimated Annual
  Expenses             $   129.27    $   134.54

AIM
OPPORTUNITIES I
FUND
CLASS B--ANNUAL
EXPENSE RATIO
1.67%                    YEAR 1        YEAR 2        YEAR 3        YEAR 4        YEAR 5        YEAR 6        YEAR 7        YEAR 8
---------------        ----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------

Cumulative
  Return Before
  Expenses                   5.00%        10.25%        15.76%        21.55%        27.63%        34.01%        40.71%        47.75%
Cumulative
  Return After
  Expenses                   3.33%         6.77%        10.33%        14.00%        17.80%        21.72%        25.77%        29.96%
End of Year
  Balance              $10,333.00    $10,677.09    $11,032.64    $11,400.02    $11,779.64    $12,171.91    $12,577.23    $12,996.05
Estimated Annual
  Expenses             $   169.78    $   175.43    $   181.28    $   187.31    $   193.55    $   200.00    $   206.66    $   213.54

AIM
OPPORTUNITIES I
FUND
CLASS B--ANNUAL
EXPENSE RATIO
1.67%                    YEAR 9       YEAR 10
---------------        ----------    ----------

Cumulative
  Return Before
  Expenses                  55.13%        62.89%
Cumulative
  Return After
  Expenses                  35.26%        40.78%
End of Year
  Balance              $13,526.29    $14,078.16
Estimated Annual
  Expenses             $   122.00    $   126.98

AIM
OPPORTUNITIES I
FUND
CLASS C--ANNUAL
EXPENSE RATIO
1.67%                    YEAR 1        YEAR 2        YEAR 3        YEAR 4        YEAR 5        YEAR 6        YEAR 7        YEAR 8
---------------        ----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------

Cumulative
Return Before
  Expenses                   5.00%        10.25%        15.76%        21.55%        27.63%        34.01%        40.71%        47.75%
Cumulative
  Return After
  Expenses                   3.33%         6.77%        10.33%        14.00%        17.80%        21.72%        25.77%        29.96%
End of Year
  Balance              $10,333.00    $10,677.09    $11,032.64    $11,400.02    $11,779.64    $12,171.91    $12,577.23    $12,996.05
Estimated Annual
   Expenses            $   169.78    $   175.43    $   181.28    $   187.31    $   193.55    $   200.00    $   206.66    $   213.54

AIM
OPPORTUNITIES I
FUND
CLASS C--ANNUAL
EXPENSE RATIO
1.67%                    YEAR 9       YEAR 10
---------------        ----------    ----------

Cumulative
Return Before
  Expenses                  55.13%        62.89%
Cumulative
  Return After
  Expenses                  34.29%        38.76%
End of Year
  Balance              $13,428.82    $13,876.00
Estimated Annual
   Expenses            $   220.65    $   228.00

                                                                               "

     The following sentence replaces in its entirety the first sentence appearing after the table under the heading "SHAREHOLDER INFORMATION - CHOOSING A SHARE CLASS" on page A-1 of the prospectus:

          "Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for the Institutional Class shares for details."

The following information is added as Item (5) under the heading "SHAREHOLDER INFORMATION - EXCHANGING SHARES - PERMITTED EXCHANGES - EXCHANGES NOT SUBJECT TO A SALES CHARGE" on page A-13 of the prospectus:

          "(5) Investor Class shares for Class A or Class A3 shares of any fund which does not offer Investor Class shares."

               AIM OPPORTUNITIES II FUND - CLASS A, B AND C SHARES

     Supplement dated July 1, 2005 to the Prospectus dated February 28, 2005 as revised May 23, 2005


The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

     SHAREHOLDER FEES

     (fees paid directly from
     your investment)                                                 CLASS A       CLASS B       CLASS C
     ------------------------                                         --------      --------      --------

     Maximum Sales Charge (Load)
     Imposed on Purchases
     (as a percentage of offering price)                                  5.50%         None          None

     Maximum Deferred Sales Charge
     (Load) (as a percentage of original
     purchase price or redemption
     proceeds, whichever is less)                                     None(1,2)         5.00%         1.00%

     ANNUAL FUND OPERATING EXPENSES(3)

     (expenses that are deducted
     from fund assets)                                                CLASS A       CLASS B       CLASS C
     ---------------------------                                      --------      --------      --------

     Management Fees(4)                                                   0.52%         0.52%         0.52%
     Distribution and/or Service (12b-1) Fees(5)                          0.25          1.00          1.00
     Other Expenses                                                       0.35          0.35          0.35
     Dividend Expenses Attributable to Securities Sold Short              0.03          0.03          0.03
     Interest                                                             0.04          0.04          0.04
     Total Other Expenses                                                 0.42          0.42          0.42
     Total Annual Fund Operating Expenses                                 1.19          1.94          1.94
     Fee Waivers(6)                                                       0.01          0.01          0.01
     Net Annual Fund Operating Expenses(7)                                1.18          1.93          1.93

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.

(2) If you are a retirement plan participant and you buy $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(3) There is no guarantee that actual expenses will be the same as those shown in the table.

(4) The fund's base management fee is 1.50%. This fee is subject to a maximum 1.00% performance adjustment upward or downward. As a result, the fund could pay a management fee that ranges from 0.50% to 2.50% of average daily net assets based on its performance.

(5) The Board of Trustees has approved a permanent reduction of the Rule 12b-1 fees applicable to Class A shares to 0.25% effective July 1, 2005. Distribution and/or Service (12b-1) Fees reflect this agreement.

(6) Effective January 1, 2005 through June 30, 2006, the advisor has agreed to waive advisory fees to the extent necessary such that the advisory fee AIM receives does not exceed a base management fee of 1.25%, subject to a maximum of 0.75% performance adjustment upward or downward. As a result, the fund could pay a management fee that ranges from 0.50% to 2.00% of average daily net assets, based on its performance. The net expenses have been restated to reflect this agreement.

(7) At the request of the Board of Trustees, AMVESCAP (as defined herein) has agreed to reimburse the fund for expenses related to market timing matters. Net Annual Fund Operating Expenses restated for the items in Note 5 and
     Note 6 above and net of this arrangement were 1.16%, 1.91% and 1.91% for Class A, Class B and Class C shares, respectively, for the year ended October 31, 2004.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

     As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

     The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                     1 YEAR      3 YEARS      5 YEARS      10 YEARS
                    --------     --------     --------     --------

     Class A        $    664     $    906     $  1,167     $  1,913
     Class B             696          908        1,246        2,069
     Class C             296          608        1,046        2,263

You would pay the following expenses if you did not redeem your shares:

                    1 YEAR       3 YEARS      5 YEARS      10 YEARS
                    --------     --------     --------     --------

     Class A        $    664     $    906     $  1,167     $  1,913
     Class B             196          608        1,046        2,069
     Class C             196          608        1,046        2,263

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in each class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for a fund, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

AIM OPPORTUNITIES II
FUND
CLASS A--
ANNUAL EXPENSE
RATIO 1.18%                YEAR 1        YEAR 2        YEAR 3        YEAR 4        YEAR 5        YEAR 6        YEAR 7
--------------------     ----------    ----------    ----------    ----------    ----------    ----------    ----------

Cumulative
  Return Before
  Expenses                     5.00%        10.25%        15.76%        21.55%        27.63%        34.01%        40.71%
Cumulative
  Return After
  Expenses                     3.82%         7.79%        11.90%        16.18%        20.62%        25.22%        30.01%
End of Year
  Balance                $10,382.00    $10,778.59    $11,190.33    $11,617.81    $12,061.61     12,522.36    $13,000.71
Estimated Annual
  Expenses               $   120.25    $   124.85    $   129.62    $   134.57    $   139.71    $   145.05    $   150.59

AIM OPPORTUNITIES II
FUND
CLASS A--
ANNUAL EXPENSE
RATIO 1.18%                YEAR 8        YEAR 9       YEAR 10
--------------------     ----------    ----------    ----------

Cumulative
  Return Before
  Expenses                    47.75%        55.13%        62.89%
Cumulative
  Return After
  Expenses                    34.97%        40.13%        45.48%
End of Year
  Balance                $13,497.34    $14,012.94     14,548.23
Estimated Annual
  Expenses               $   156.34    $   162.31    $   168.51

AIM OPPORTUNITIES II
FUND
CLASS B--
ANNUAL EXPENSE
RATIO 1.93%                YEAR 1        YEAR 2        YEAR 3        YEAR 4        YEAR 5        YEAR 6        YEAR 7
--------------------     ----------    ----------    ----------    ----------    ----------    ----------    ----------

Cumulative
  Return Before
  Expenses                     5.00%        10.25%        15.76%        21.55%        27.63%        34.01%        40.71%
Cumulative
  Return After
  Expenses                     3.07%         6.23%         9.50%        12.86%        16.32%        19.89%        23.57%
End of Year
  Balance                $10,307.00    $10,623.42    $10,949.56    $11,285.72    $11,632.19    $11,989.30    $12,357.37
Estimated Annual
  Expenses               $   195.96    $   201.98    $   208.18    $   214.57    $   221.16    $   227.95    $   234.95

AIM OPPORTUNITIES II
FUND
CLASS B--
ANNUAL EXPENSE
RATIO 1.93%                YEAR 8        YEAR 9       YEAR 10
--------------------     ----------    ----------    ----------

Cumulative
  Return Before
  Expenses                    47.75%        55.13%        62.89%
Cumulative
  Return After
  Expenses                    27.37%        32.23%        37.28%
End of Year
  Balance                $12,736.74    $13.223.28    $13,728.41
Estimated Annual
  Expenses               $   242.16    $   153.16    $   159.01

AIM OPPORTUNITIES II
FUND
CLASS C--
ANNUAL EXPENSE
RATIO 1.93%                YEAR 1        YEAR 2        YEAR 3        YEAR 4        YEAR 5        YEAR 6        YEAR 7
--------------------     ----------    ----------    ----------    ----------    ----------    ----------    ----------

Cumulative
  Return Before
  Expenses                     5.00%        10.25%        15.76%        21.55%        27.63%        34.01%        40.71%
Cumulative
  Return After
  Expenses                     3.07%         6.23%         9.50%        12.86%        16.32%        19.89%        23.57%
End of Year
  Balance                $10,307.00    $10,623.42    $10,949.56    $11,285.72    $11,632.19    $11,989.30    $12,357.37
Estimated Annual
   Expenses              $   195.96    $   201.98    $   208.18    $   214.57    $   221.16    $   227.95    $   234.95

AIM OPPORTUNITIES II
FUND
CLASS C--
ANNUAL EXPENSE
RATIO 1.93%                YEAR 8        YEAR 9       YEAR 10
--------------------     ----------    ----------    ----------

Cumulative
  Return Before
  Expenses                    47.75%        55.13%        62.89%
Cumulative
  Return After
  Expenses                    27.37%        31.28%        35.31%
End of Year
  Balance                $12,736.74    $13,127.76    $13,530.78
Estimated Annual
   Expenses              $   242.16    $   249.59    $   257.25

                                                                               "

     The following sentence replaces in its entirety the first sentence appearing after the table under the heading "SHAREHOLDER INFORMATION - CHOOSING A SHARE CLASS" on page A-1 of the prospectus:

          "Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for the Institutional Class shares for details."

     The following information is added as Item (5) under the heading "SHAREHOLDER INFORMATION - EXCHANGING SHARES - PERMITTED EXCHANGES - EXCHANGES NOT SUBJECT TO A SALES CHARGE" on page A-13 of the prospectus:

          "(5) Investor Class shares for Class A or Class A3 shares of any fund which does not offer Investor Class shares."

              AIM OPPORTUNITIES III FUND - CLASS A, B AND C SHARES

     Supplement dated July 1, 2005 to the Prospectus dated February 28, 2005 as revised May 23, 2005

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

     SHAREHOLDER FEES

     (fees paid directly from
     your investment)                                       CLASS A       CLASS B       CLASS C
     ------------------------                               --------      --------      --------

     Maximum Sales Charge (Load)
     Imposed on Purchases
     (as a percentage of offering price)                        5.50%         None          None

     Maximum Deferred Sales Charge
     (Load) (as a percentage of original
     purchase price or redemption
     proceeds, whichever is less)                           None(1,2)         5.00%         1.00%

     ANNUAL FUND OPERATING EXPENSES(3)

     (expenses that are deducted
     from fund assets)                                      CLASS A       CLASS B       CLASS C
     ---------------------------                            --------      --------      --------

     Management Fees(4,5)                                       0.50%         0.50%         0.50%
     Distribution and/or Service (12b-1) Fees(6)                0.25          1.00          1.00
     Other Expenses                                             0.46          0.46          0.46
     Dividend Expenses Attributable to
     Securities Sold Short                                      0.04          0.04          0.04
     Interest                                                   0.19          0.19          0.19
     Total Other Expenses                                       0.69          0.69          0.69
     Total Annual Fund Operating Expenses(7)                    1.44          2.19          2.19

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.

(2) If you are a retirement plan participant and you buy $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(3) There is no guarantee that actual expenses will be the same as those shown in the table.

(4) The fund's base management fee is 1.50%. This fee is subject to a maximum 1.00% performance adjustment upward or downward. As a result, the fund could pay a management fee that ranges from 0.50% to 2.50% of average daily net assets based on its performance.

(5) Effective January 1, 2005 through June 30, 2006, the advisor has agreed to waive advisory fees to the extent necessary such that the advisory fee AIM receives does not exceed a base management fee of 1.25%, subject to a maximum of 0.75% performance adjustment upward or downward. As a result, the fund could pay a management fee that ranges from 0.50% to 2.00% of average daily net assets, based on its performance.

(6) The Board of Trustees has approved a permanent reduction of the Rule 12b-1 fees applicable to Class A shares to 0.25% effective July 1, 2005. Distribution and/or Service (12b-1) Fees reflect this agreement.

(7) At the request of the Board of Trustees, AMVESCAP (as defined herein) has agreed to reimburse the fund for expenses related to market timing matters. Total Annual Fund Operating Expenses restated for the item in Note 6 and net of this arrangement were 1.42%, 2.17% and 2.17% for Class A, Class B and Class C shares, respectively, for the year ended October 31, 2004.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

     As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

     The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                     1 YEAR      3 YEARS      5 YEARS      10 YEARS
                    --------     --------     --------     --------

     Class A        $    689     $    980     $  1,294     $  2,179
     Class B             722          985        1,375        2,334
     Class C             322          685        1,175        2,524

You would pay the following expenses if you did not redeem your shares:

                    1 YEAR       3 YEARS      5 YEARS      10 YEARS
                    --------     --------     --------     --------
     Class A        $    689     $    980     $  1,294     $  2,179
     Class B             222          685        1,175        2,334
     Class C             222          685        1,175        2,524

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in each class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for a fund, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

AIM
OPPORTUNITIES III
FUND
CLASS A--
ANNUAL EXPENSE
RATIO 1.44%                YEAR 1        YEAR 2        YEAR 3        YEAR 4        YEAR 5        YEAR 6        YEAR 7
----------------------   ----------    ----------    ----------    ----------    ----------    ----------    ----------

Cumulative
  Return Before
  Expenses                     5.00%        10.25%        15.76%        21.55%        27.63%        34.01%        40.71%
Cumulative
  Return After
  Expenses                     3.56%         7.25%        11.06%        15.02%        19.11%        23.35%        27.75%
End of Year
  Balance                $10.356.00    $10.724.67    $11,106.47    $11,501.86    $11,911.33    $12,335.37    $12,774.51
Estimated Annual
  Expenses               $   146.56    $   151.78    $   157.18    $   162.78    $   168.57    $   174.58    $   180.79

AIM
OPPORTUNITIES III
FUND
CLASS A--
ANNUAL EXPENSE
RATIO 1.44%                YEAR 8        YEAR 9       YEAR 10
----------------------   ----------    ----------    ----------

Cumulative
  Return Before
  Expenses                    47.75%        55.13%        62.89%
Cumulative
  Return After
  Expenses                    32.29%        37.00%        41.88%
End of Year
  Balance                $13,229.28    $13,700.25    $14,187.98
Estimated Annual
  Expenses               $   187.23    $   193.89    $   200.80

AIM
OPPORTUNITIES III
FUND
CLASS B--
ANNUAL EXPENSE
RATIO 2.19%                YEAR 1        YEAR 2        YEAR 3        YEAR 4        YEAR 5        YEAR 6        YEAR 7
----------------------   ----------    ----------    ----------    ----------    ----------    ----------    ----------

Cumulative
  Return Before
  Expenses                     5.00%        10.25%        15.76%        21.55%        27.63%        34.01%        40.71%
Cumulative
  Return After
  Expenses                     2.81%         5.70%         8.67%        11.72%        14.86%        18.09%        21.41%
End of Year
  Balance                $10,281.00    $10,569.90    $10,866.91    $11,172.27    $11,486.21    $11,808.97    $12,140.81
Estimated Annual
  Expenses               $   222.08    $   228.32    $   234.73    $   241.33    $   248.11    $   255.08    $   262.25

AIM
OPPORTUNITIES III
FUND
CLASS B--
ANNUAL EXPENSE
RATIO 2.19%                YEAR 8        YEAR 9       YEAR 10
----------------------   ----------    ----------    ----------

Cumulative
  Return Before
  Expenses                    47.75%        55.13%        62.89%
Cumulative
  Return After
  Expenses                    24.82%        29.26%        33.86%
End of Year
  Balance                $12,481.96    $12,926.32    $13,386.50
Estimated Annual
  Expenses               $   269.62    $   182.94    $   189.45

AIM
OPPORTUNITIES III
FUND
CLASS C--
ANNUAL EXPENSE
RATIO 2.19%                YEAR 1        YEAR 2        YEAR 3        YEAR 4        YEAR 5        YEAR 6        YEAR 7
----------------------   ----------    ----------    ----------    ----------    ----------    ----------    ----------

Cumulative
  Return Before
  Expenses                     5.00%        10.25%        15.76%        21.55%        27.63%        34.01%        40.71%
Cumulative
  Return After
  Expenses                     2.81%         5.70%         8.67%        11.72%        14.86%        18.09%        21.41%
End of Year
  Balance                $10,281.00    $10,569.90    $10,866.91    $11,172.27    $11,486.21    $11,808.97    $12,140.81
Estimated Annual
   Expenses              $   222.08    $   228.32    $   234.73    $   241.33    $   248.11    $   255.08    $   262.25

AIM
OPPORTUNITIES III
FUND
CLASS C--
ANNUAL EXPENSE
RATIO 2.19%                YEAR 8        YEAR 9       YEAR 10
----------------------   ----------    ----------    ----------

Cumulative
  Return Before
  Expenses                    47.75%        55.13%        62.89%
Cumulative
  Return After
  Expenses                    24.82%        28.33%        31.93%
End of Year
  Balance                $12,481.96    $12,832.71    $13,193.30
Estimated Annual
   Expenses              $   269.62    $   277.20    $   284.98

                                                                               "

     The following sentence replaces in its entirety the first sentence appearing after the table under the heading "SHAREHOLDER INFORMATION - CHOOSING A SHARE CLASS" on page A-1 of the prospectus:

          "Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for the Institutional Class shares for details."

     The following information is added as Item (5) under the heading "SHAREHOLDER INFORMATION - EXCHANGING SHARES - PERMITTED EXCHANGES - EXCHANGES NOT SUBJECT TO A SALES CHARGE" on page A-13 of the prospectus:

          "(5) Investor Class shares for Class A or Class A3 shares of any fund which does not offer Investor Class shares."

                            AIM OPPORTUNITIES I FUND
                            AIM OPPORTUNITIES II FUND
                           AIM OPPORTUNITIES III FUND

             (SERIES PORTFOLIOS OF AIM SPECIAL OPPORTUNITIES FUNDS)

    Supplement dated July 1, 2005 to the Statement of Additional Information
                dated February 28, 2005 as revised April 8, 2005
               and as supplemented April 29, 2005 and May 23, 2005

For the period of time determined pursuant to the Order for Exemptive Relief, clients of Edward D. Jones & Co., L.P. that are Eligible Customers for a Free Switch, each as defined in Edward D. Jones & Co., L.P.'s Amendment No. 1 to Application Pursuant to Section 6(c) of the Investment Company Act of 1940 for an Order of Exemption from the Provisions of Section 22(d) of Such Act and Certain Disclosure Requirements of Items 7(a)(2) and 18(a) of Form N1-A Adopted Under Such Act and the Securities Act of 1933, which was granted on May 25, 2005 by the Securities and Exchange Commission, may purchase Class A Shares of the Funds at net asset value.

The Board of Trustees has approved a permanent reduction of the Class A shares Rule 12b-1 fees to 0.25% effective July 1, 2005 for AIM Opportunities I Fund, AIM Opportunities II Fund and AIM Opportunities III Fund.

Effective November 1, 2005, the Boards of Trustees of AIM Funds Group, AIM Growth Series, AIM International Mutual Funds, AIM Investment Funds and AIM Investment Securities Funds have approved aligning the front-end sales charge paid on purchases of Class A shares of AIM Balanced Fund, AIM Basic Balanced Fund, AIM Developing Markets Fund, AIM Global Aggressive Growth Fund, AIM Global Equity Fund, AIM Global Growth Fund, AIM Global Health Care Fund and AIM Real Estate Fund (collectively, the "Category II Equity Funds") with the front-end sales charge paid on purchases the Class A shares of AIM's Category I equity funds.

Shareholders of Category II Equity Funds who have a Letter of Intent in place as of November 1, 2005, will be able to complete the Letter of Intent under the current pricing schedule and future Letters of Intent or subsequent purchases will be subject to the Category I pricing.

Effective November 1, 2005, the following information supersedes and replaces in its entirety the information appearing under the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES - CATEGORY I FUNDS" in the Statement of Additional
Information:

"CATEGORY I FUNDS

AIM Advantage Health Sciences Fund      AIM Emerging Growth Fund
AIM Aggressive Growth Fund              AIM Energy Fund
AIM Asia Pacific Growth Fund            AIM European Growth Fund
AIM Balanced Fund                       AIM European Small Company Fund
AIM Basic Balanced Fund                 AIM Financial Services Fund
AIM Basic Value Fund                    AIM Global Aggressive Growth Fund
AIM Blue Chip Fund                      AIM Global Equity Fund
AIM Capital Development Fund            AIM Global Growth Fund
AIM Charter Fund                        AIM Global Health Care Fund
AIM Conservative Allocation Fund        AIM Global Real Estate Fund
AIM Constellation Fund                  AIM Global Value Fund
AIM Core Stock Fund                     AIM Gold & Precious Metals Fund
AIM Dent Demographic Trends Fund        AIM Growth Allocation Fund
AIM Developing Markets Fund             AIM Health Sciences Fund
AIM Diversified Dividend Fund           AIM International Core Equity Fund
AIM Dynamics Fund                       AIM International Growth Fund

AIM International Small Company Fund         AIM Opportunities III Fund
AIM Large Cap Basic Value Fund               AIM Premier Equity Fund
AIM Large Cap Growth Fund                    AIM Real Estate Fund
AIM Leisure Fund                             AIM Select Equity Fund
AIM Libra Fund                               AIM Small Cap Equity Fund
AIM Mid Cap Basic Value Fund                 AIM Small Cap Growth Fund
AIM Mid Cap Core Equity Fund                 AIM Small Company Growth Fund
AIM Mid Cap Growth Fund                      AIM Technology Fund
AIM Mid Cap Stock Fund                       AIM Total Return Fund
AIM Moderate Allocation Fund                 AIM Trimark Endeavor Fund
AIM Moderate Growth Allocation Fund          AIM Trimark Fund
AIM Moderately Conservative Allocation Fund  AIM Trimark Small Companies Fund
AIM Multi-Sector Fund                        AIM Utilities Fund
AIM Opportunities I Fund                     AIM Weingarten Fund
AIM Opportunities II Fund


                                                                                 Dealer
                                             Investor's Sales Charge           Concession
                                             -----------------------          -------------
                                              As a              As a              As a
                                           Percentage        Percentage       Percentage
                                          of the Public      of the Net       of the Public
          Amount of Investment in           Offering           Amount           Offering
             Single Transaction               Price           Invested            Price
          ----------------------          -------------      ----------       -------------
             Less than $   25,000              5.50%             5.82%            4.75%
$ 25,000 but less than $   50,000              5.25              5.54             4.50
$ 50,000 but less than $  100,000              4.75              4.99             4.00
$100,000 but less than $  250,000              3.75              3.90             3.00
$250,000 but less than $  500,000              3.00              3.09             2.50
$500,000 but less than $1,000,000              2.00              2.04             1.60"

Effective November 1, 2005, the following information supersedes and replaces in its entirety the information appearing under the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES - CATEGORY II FUNDS" in the Statement of Additional
Information:

"CATEGORY II FUNDS


AIM High Income Municipal Fund               AIM Intermediate Government Fund
AIM High Yield Fund                          AIM Municipal Bond Fund
AIM Income Fund                              AIM Total Return Bond Fund



                                                                                   Dealer
                                               Investor's Sales Charge           Concession
                                               -----------------------           ----------
                                                As a              As a              As a
                                             Percentage        Percentage       Percentage
                                            of the Public      of the Net       of the Public
           Amount of Investment in            Offering           Amount           Offering
              Single Transaction                Price           Invested            Price
           ----------------------           -------------      ----------       -------------

             Less than $   50,000                4.75%             4.99%            4.00%
$ 50,000 but less than $  100,000                4.00              4.17             3.25
$100,000 but less than $  250,000                3.75              3.90             3.00
$250,000 but less than $  500,000                2.50              2.56             2.00
$500,000 but less than $1,000,000                2.00              2.04             1.60"

The following supersedes and replaces in its entirety the first paragraph appearing immediately after the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES - HOW TO QUALIFY FOR REDUCTIONS IN INITIAL SALES CHARGES. - LETTERS OF INTENT" in the Statement of Additional Information:

                  "A Qualified Purchaser may pay reduced initial sales charges by (i) indicating on the Account Application that he, she or it intends to provide a Letter of Intent ("LOI"), and (ii) subsequently fulfilling the conditions of that LOI. Employer-sponsored retirement plans, with the exception of Solo 401(k) plans and SEP plans, are not eligible for a LOI."
                                       3